Trade Receivables - Related Parties - Summary of Trade Receivables - Related Parties (Details) - Related Parties	12 Months Ended
Feb. 29, 2020 USD ($)
Trade Receivables Line Item
Gross trade receivables	$ 3,277,086
Less: Impairment loss allowance of trade receivables	(44,276)
Net trade receivables	$ 3,232,810